Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - Successor [Member] $ in Thousands	1 Months Ended
Jun. 30, 2023 USD ($)
Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit)	$ (672)
Effective tax rate	0.60%